DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN
1.	DESCRIPTION OF THE PLAN

The following description of the Precision Strip Retirement and Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan that provides benefits to eligible employees of Precision Strip Inc. (the “Company”) and Precision Strip Transport, Inc., both wholly owned subsidiaries of Reliance, Inc. (“Reliance”), the Plan sponsor. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 and subsequent amendments (“ERISA”). The Plan is administered by the Reliance, Inc. Benefits Committee (“Plan Administrator”). The trustee of the Plan is Fidelity Management Trust Company (the “Trustee”) and the recordkeeper is Fidelity Investments Institutional Operations Company, Inc.

Participation

Eligible employees are automatically enrolled into the Plan following the completion of three months of service with an initial deferral contribution of 4% of eligible compensation, unless the employee elects a different deferral contribution percentage or declines to participate. The initial deferral contribution percentage for those participants automatically enrolled into the Plan increases annually by 2% (up to a maximum of 10%), unless elected otherwise by the participant.

Contributions

Participants may contribute up to 50% of eligible compensation into the Plan on a pre-tax basis and/or make Roth 401(k) contributions on an after-tax basis, subject to federal limits. Additionally, participants attaining the age of 50 by the end of a Plan year can make additional “catch-up” contributions. The Company makes employer profit sharing contributions, which are discretionary. Participants become eligible to receive discretionary profit sharing contributions after the completion of 1,000 hours and one year of service.

Participants may contribute eligible rollovers from other qualified defined benefit plans, defined contribution plans and individual retirement accounts.

Participant Accounts

Each participant's account is credited with the participant's contributions, employer contributions and allocation of investment earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants direct the investment of their account balances into various investment funds offered by the Plan.

Vesting

Participants are immediately vested in their accounts with respect to participant contributions, eligible rollovers and earnings thereon.

Participants vest in Company contributions and earnings thereon based upon the following schedule:

Years of Service	Vested Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%

Payment of Benefits

Upon retirement, disability, death, or termination of service, a participant is eligible to receive a lump-sum amount equal to the value of the vested interest in his or her account. Installment payment options are also available. Other withdrawals from participants' account balances may be made under certain circumstances, as defined in the Plan document. The Plan includes certain automatic distribution provisions for participants with small account balances.

Forfeitures

For the year ended December 31, 2025, forfeited employer contributions totaled $776,550. Forfeitures used to reduce the Company’s contributions during 2025 were $776,246. As of December 31, 2025 and 2024, the Plan held $14,199 and $11,312, respectively, of forfeited nonvested account balances that will be used to reduce future Company contributions.

Notes Receivable from Participants

Participants generally may borrow from their accounts up to the lesser of $50,000 or 50% of their vested account balance. Loans are secured by the respective participant's vested account balance and are subject to interest charges. Interest rates applicable to new notes are determined by the Plan Administrator on the first day of each calendar quarter based on prevailing market rates. Loans are repaid ratably through periodic payroll deductions over a term not exceeding five years for general purpose loans and up to ten years for the purchase of a primary residence. As of December 31, 2025, notes receivable from participants had interest rates that ranged from 4.25% to 9.50% and maturities through October 2035. Interest earned is recorded on an accrual basis in “Interest on notes receivable from participants” in the accompanying statement of changes in net assets available for benefits. Unpaid loans determined to be in default under the terms of the notes are deemed to be distributed in accordance with the provisions of the Plan document and included in “Benefits paid” in the accompanying statement of changes in net assets available for benefits.

Administrative Expenses

Participant loan initiation and maintenance fees, as well as certain other transaction-based fees, are charged directly to the accounts of applicable participants.

Recordkeeping fees and certain other administrative expenses are paid by the Company to the extent they are not offset by amounts in a suspense account that receives float income from Fidelity. Any unapplied balance in the suspense account is carried forward and used to reduce plan expenses paid by the Company.

For the year ended December 31, 2025, $38,778 of float income from Fidelity is included in “Interest and dividends” in the statement of changes in net assets. Total administrative expenses of $104,143 included $63,576 applied from the suspense account.

Audit and legal expenses relating to the Plan are not reflected in the accompanying financial statements, as they are paid by the Company.

Revenue Sharing Program

The Plan receives investment funds administrative revenue credits through its participation in Fidelity’s revenue sharing program which are reflected in “Revenue sharing program credits” in the statement of changes in net assets available for benefits.